PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jan. 01, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2022

Cost
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646
Additions	4,321	22,578	48,665	8,375	158,595	242,534
Transfers	—	(8,128)	67,782	2,847	(62,501)	—
Disposals(1)	(449)	(5,791)	(19,974)	(7,003)	—	(33,217)
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963

Accumulated depreciation
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Depreciation (note 21)	—	23,872	67,185	11,257	—	102,314
Disposals(1)	—	(5,460)	(10,856)	(6,777)	—	(23,093)
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Carrying amount, January 1, 2023	$130,940	$327,919	$449,284	$34,272	$172,754	$1,115,169
(1) Includes disposals of manufacturing equipment with a cost of $7.8 million and accumulated depreciation of $2.0 million related to the sale of Frontier Yarns - Plant 3. See note 5 for additional information. Disposals also include the write-off of certain equipment relating to the closure of the Company's Cedartown yarn facility in Georgia.

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2021

Cost
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541
Additions	3,519	4,008	44,381	5,914	73,679	131,501
Additions through business acquisitions	—	13,397	50,817	92	—	64,306
Transfers	—	4,579	8,320	276	(13,175)	—
Disposals(1)	—	(10,805)	(65,002)	(9,895)	—	(85,702)
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646

Accumulated depreciation
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Depreciation (note 21)	—	22,696	58,435	11,045	—	92,176
Disposals(1)	—	(7,813)	(54,426)	(8,139)	—	(70,378)
Write-downs and impairments	—	—	—	34	—	34
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Carrying amount, January 2, 2022	$127,068	$337,672	$409,140	$34,533	$76,660	$985,073
(1) Included in disposals for fiscal 2021 are manufacturing equipment with a cost of $31.5 million and accumulated depreciation of $25.2 million that were determined to be unrepairable due to damages resulting from the two hurricanes which impacted the Company’s operations in Central America in November 2020. See note 17 (c) for additional information.

Effective January 3, 2022, the Company revised the estimated useful lives of certain textile manufacturing equipment based on a re-assessment of their expected use to the Company and recent experience of their economic lives. These assets, which were previously being depreciated on a straight-line basis over 10 years, are now depreciated on a straight-line basis over 15 years. For the year ended January 1, 2023, the change in estimate was made on a prospective basis and resulted in a reduction of depreciation of approximately $5.0 million.

Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.

As at January 1, 2023, there were contractual purchase obligations outstanding of approximately $168.5 million for the purchase of property, plant and equipment compared to $159.4 million as of January 2, 2022.